Wilmington Global Alpha Equities Fund
PORTFOLIO OF INVESTMENTS
July 31, 2025 (unaudited)

Description	Number of Shares	Value
COMMON STOCKS − 92.7%
AEROSPACE & DEFENSE − 1.3%
Babcock International Group PLC	3,394	$46,533
BAE Systems PLC	41,555	991,529
General Dynamics Corp.	949	295,718
Hanwha Aerospace Co. Ltd.	755	538,657
HEICO Corp.	178	58,170
HEICO Corp., Class A	279	72,007
Lockheed Martin Corp.	1,734	729,979
Safran SA	1,831	603,775
TOTAL AEROSPACE & DEFENSE		$3,336,368
AIR FREIGHT & LOGISTICS − 0.6%
C.H. Robinson Worldwide, Inc.	477	55,008
DSV A/S	2,707	606,598
Expeditors International of Washington, Inc.	4,185	486,465
United Parcel Service, Inc., Class B	2,183	188,087
Yamato Holdings Co. Ltd.	7,235	104,612
TOTAL AIR FREIGHT & LOGISTICS		$1,440,770
AUTOMOBILE COMPONENTS − 0.8%
Aisin Corp.	6,683	92,359
Brembo NV	5,924	56,792
Bridgestone Corp.	4,505	182,228
Continental AG	1,428	121,966
Denso Corp.	8,222	111,551
Fuyao Glass Industry Group Co. Ltd., Class H	47,496	342,426
Hankook Tire & Technology Co. Ltd.	1,796	57,287
Hesai Group, ADR*	3,634	69,046
Hyundai Mobis Co. Ltd.	763	161,008
Koito Manufacturing Co. Ltd.	11,080	141,678
Minth Group Ltd.	33,000	108,934
Stanley Electric Co. Ltd.	4,187	78,965
Sumitomo Rubber Industries Ltd.	6,759	77,252
Tachi-S Co. Ltd.	3,631	42,999
Tokai Rika Co. Ltd.	4,920	78,774
Toyoda Gosei Co. Ltd.	4,160	87,793
Toyota Boshoku Corp.	6,930	98,479
TS Tech Co. Ltd.	5,646	67,793
Valeo SE	6,317	68,726
TOTAL AUTOMOBILE COMPONENTS		$2,046,056
AUTOMOBILES − 1.3%
BYD Co. Ltd., Class H	39,928	582,983
Honda Motor Co. Ltd.	38,561	399,218
Isuzu Motors Ltd.	55,574	712,237
Mercedes-Benz Group AG	5,816	329,304
Nissan Motor Co. Ltd.*	32,928	69,817
Renault SA	2,561	94,759
Subaru Corp.	6,659	122,498
Suzuki Motor Corp.	10,998	120,841
Tesla, Inc.*	1,798	554,270
Description	Number of Shares	Value
Toyota Motor Corp.	15,657	$278,501
Yamaha Motor Co. Ltd.	6,538	47,288
TOTAL AUTOMOBILES		$3,311,716
BANKS − 7.9%
77 Bank Ltd. (The)	3,479	120,171
ABN AMRO Bank NV	9,843	284,546
AIB Group PLC	25,476	200,971
Banco Bradesco SA, ADR	83,827	232,201
Bank Leumi Le-Israel BM	19,154	354,326
Bank Negara Indonesia Persero Tbk PT	471,577	114,362
Bank of America Corp.	21,450	1,013,942
Bank of Ireland Group PLC	14,126	189,429
Bank of Nova Scotia (The)	10,933	608,274
Bank of Nova Scotia (The)	9,471	526,682
BNP Paribas SA	3,791	345,657
BPER Banca SpA	21,878	215,291
Chiba Bank Ltd. (The)	18,180	169,451
Dah Sing Financial Holdings Ltd.	9,763	36,218
DNB Bank ASA	19,966	505,135
Erste Group Bank AG	10,331	944,708
FinecoBank Banca Fineco SpA	102,738	2,187,706
First Citizens BancShares, Inc., Class A	190	379,004
HDFC Bank Ltd., ADR	22,048	1,692,625
HSBC Holdings PLC	48,237	587,670
iM Financial Group Co. Ltd.	8,158	81,168
ING Groep NV	12,198	284,280
Itau Unibanco Holding SA, ADR	72,644	455,478
Kasikornbank PCL	27,442	135,696
Kasikornbank PCL, NVDR	13,223	65,386
KB Financial Group, Inc., ADR	2,198	173,972
KBC Group NV	7,293	760,689
Mebuki Financial Group, Inc.	21,903	118,759
Mitsubishi UFJ Financial Group, Inc.	36,483	502,837
Mizuho Financial Group, Inc.	35,844	1,051,364
Resona Holdings, Inc.	33,486	304,857
Royal Bank of Canada	5,079	651,700
Sberbank of Russia PJSC, ADR*,(1)	3,982	—
Security Bank Corp.	22,338	29,064
Shiga Bank Ltd. (The)	1,230	49,397
Shinhan Financial Group Co. Ltd., ADR	6,002	292,297
Societe Generale SA	16,345	1,043,278
Standard Chartered PLC	24,946	447,206
Sumitomo Mitsui Trust Group, Inc.	19,835	519,970
Tochigi Bank Ltd. (The)	13,220	38,841
Unicaja Banco SA	29,820	78,349
UniCredit SpA	7,476	550,038
Wells Fargo & Co.	15,685	1,264,682
TOTAL BANKS		$19,607,677
BEVERAGES − 1.3%
Ambev SA	63,210	141,557
Asahi Group Holdings Ltd.	24,759	314,095
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
Brown-Forman Corp., Class B	7,987	$230,425
Cia Cervecerias Unidas SA	11,252	66,547
Coca-Cola Co. (The)	8,688	589,828
Coca-Cola Europacific Partners PLC	610	59,121
Coca-Cola Icecek AS	14,265	17,804
Diageo PLC	9,867	239,152
Embotelladora Andina SA, Class B, ADR	3,664	83,979
Heineken Holding NV	1,167	78,762
Heineken NV	3,662	287,437
Keurig Dr. Pepper, Inc.	8,571	279,843
Kirin Holdings Co. Ltd.	11,539	152,057
Monster Beverage Corp.*	1,891	111,096
PepsiCo., Inc.	1,161	160,125
Pernod Ricard SA	3,481	357,738
Suntory Beverage & Food Ltd.	2,591	78,237
Tsingtao Brewery Co. Ltd., Class H	11,878	75,460
TOTAL BEVERAGES		$3,323,263
BIOTECHNOLOGY − 0.4%
Argenx SE, ADR*	591	396,165
Duality Biotherapeutics, Inc.*	1,500	66,601
Gilead Sciences, Inc.	3,318	372,578
Keymed Biosciences, Inc.*	8,991	69,956
Zai Lab Ltd., ADR*	3,281	124,022
Zai Lab Ltd.*	13,065	49,361
TOTAL BIOTECHNOLOGY		$1,078,683
BROADLINE RETAIL − 2.3%
Alibaba Group Holding Ltd.	41,120	618,230
Alibaba Group Holding Ltd., ADR	5,296	638,857
Amazon.com, Inc.*	14,281	3,343,325
ASKUL Corp.	15,562	155,430
MercadoLibre, Inc.*	223	529,377
PDD Holdings, Inc., ADR*	2,617	296,899
Seria Co. Ltd.	3,460	63,721
TOTAL BROADLINE RETAIL		$5,645,839
BUILDING PRODUCTS − 0.6%
AGC, Inc.	3,647	109,755
Assa Abloy AB, Class B	12,817	424,118
Cie de Saint-Gobain SA	1,968	225,763
Geberit AG	227	173,905
Lennox International, Inc.	633	385,497
Trane Technologies PLC	613	268,543
TOTAL BUILDING PRODUCTS		$1,587,581
CAPITAL MARKETS − 4.4%
Ares Management Corp., Class A	6,172	1,145,091
Blackrock, Inc.	410	453,464
Cboe Global Markets, Inc.	430	103,647
CME Group, Inc.	1,304	362,877
CSC Financial Co. Ltd., Class H	186,830	298,620
Daiwa Securities Group, Inc.	3,395	23,636
Deutsche Boerse AG	859	248,584
Evercore, Inc., Class A	1,455	438,159
Goldman Sachs Group, Inc. (The)	853	617,222
Hong Kong Exchanges & Clearing Ltd.	10,705	579,342
Houlihan Lokey, Inc.	2,896	552,151
Description	Number of Shares	Value
ICG PLC	26,373	$755,127
Intercontinental Exchange, Inc.	1,008	186,309
Japan Exchange Group, Inc.	11,814	115,451
KKR & Co., Inc.	4,692	687,753
London Stock Exchange Group PLC	3,656	445,648
Moody's Corp.	358	184,631
Morgan Stanley	3,271	465,987
Nasdaq, Inc.	10,865	1,045,430
Partners Group Holding AG	130	174,759
S&P Global, Inc.	916	504,808
Schroders PLC	7,228	37,153
T Rowe Price Group, Inc.	914	92,725
Tradeweb Markets, Inc., Class A	1,436	198,958
UBS Group AG	29,651	1,101,950
TOTAL CAPITAL MARKETS		$10,819,482
CHEMICALS − 2.2%
ADEKA Corp.	9,225	182,058
Aica Kogyo Co. Ltd.	6,353	156,429
Air Liquide SA	1,159	228,018
Arkema SA	1,384	94,114
Asahi Kasei Corp.	12,757	88,760
BASF SE	4,319	211,672
China BlueChemical Ltd., Class H	102,102	28,162
Dow, Inc.	2,879	67,052
Ecolab, Inc.	671	175,641
Element Solutions, Inc.	9,405	221,958
EMS-Chemie Holding AG	63	49,568
Evonik Industries AG	8,819	175,128
Fuso Chemical Co. Ltd.	8,517	241,326
Givaudan SA	32	133,771
KH Neochem Co. Ltd.	11,775	222,863
Linde PLC	1,469	676,122
Lintec Corp.	6,375	127,823
LyondellBasell Industries NV, Class A	1,008	58,393
Mitsubishi Gas Chemical Co., Inc.	14,361	248,088
Nippon Shokubai Co. Ltd.	7,640	86,859
Nippon Soda Co. Ltd.	4,855	110,069
Nissan Chemical Corp.	5,643	183,955
NOF Corp.	2,410	47,971
Osaka Soda Co. Ltd.	6,403	77,975
Sherwin-Williams Co. (The)	966	319,630
Shin-Etsu Chemical Co. Ltd.	15,048	433,035
Sika AG	1,466	345,946
Symrise AG	4,489	406,916
Valqua Ltd.	4,805	112,299
TOTAL CHEMICALS		$5,511,601
COMMERCIAL SERVICES & SUPPLIES − 1.4%
Cintas Corp.	3,028	673,882
Clean Harbors, Inc.*	3,677	867,073
Copart, Inc.*	8,336	377,871
Elis SA	24,702	681,036
Prosegur Cia de Seguridad SA	16,932	50,143
Secom Co. Ltd.	4,827	173,353
Waste Connections, Inc.	4,176	779,534
TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,602,892
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
COMMUNICATIONS EQUIPMENT − 0.7%
Arista Networks, Inc.*	4,322	$532,557
Cisco Systems, Inc.	11,699	796,468
Nokia OYJ	41,793	170,321
Telefonaktiebolaget LM Ericsson, Class B	20,250	147,087
TOTAL COMMUNICATIONS EQUIPMENT		$1,646,433
CONSTRUCTION & ENGINEERING − 0.3%
Bouygues SA	1,706	70,247
Chiyoda Corp.*	7,301	17,346
Ferrovial SE	197	10,099
Fugro NV	1,792	25,688
JGC Holdings Corp.	15,925	142,377
Obayashi Corp.	8,184	120,512
Vinci SA	2,042	283,652
TOTAL CONSTRUCTION & ENGINEERING		$669,921
CONSTRUCTION MATERIALS − 0.4%
Amrize Ltd.*	7,849	396,774
Holcim AG*	4,102	327,134
Imerys SA	1,536	37,814
Semen Indonesia Persero Tbk PT	319,556	47,595
Taiheiyo Cement Corp.	2,206	53,908
Vicat SACA	1,008	65,282
TOTAL CONSTRUCTION MATERIALS		$928,507
CONSUMER FINANCE − 0.5%
American Express Co.	2,461	736,602
Credit Acceptance Corp.*	957	469,198
Vanquis Banking Group PLC*	10,926	14,192
TOTAL CONSUMER FINANCE		$1,219,992
CONSUMER STAPLES DISTRIBUTION & RETAIL − 1.6%
Carrefour SA	10,064	144,227
Costco Wholesale Corp.	508	477,337
J Sainsbury PLC	28,261	113,004
Koninklijke Ahold Delhaize NV	5,979	236,149
Kroger Co. (The)	10,155	711,866
Performance Food Group Co.*	13,289	1,334,216
Tsuruha Holdings, Inc.	1,782	131,163
U.S. Foods Holding Corp.*	5,111	425,900
Walmart, Inc.	4,606	451,296
TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		$4,025,158
CONTAINERS & PACKAGING − 0.5%
Amcor PLC	48,384	452,390
Ball Corp.	3,544	202,930
International Paper Co.	564	26,361
Packaging Corp. of America	271	52,506
Silgan Holdings, Inc.	11,379	529,465
TOTAL CONTAINERS & PACKAGING		$1,263,652
DISTRIBUTORS − 0.0%**
Genuine Parts Co.	567	73,075
DIVERSIFIED REITS − 0.1%
British Land Co. PLC (The)	19,214	88,306
Land Securities Group PLC	14,068	106,987
DIVERSIFIED REITS		$195,293
Description	Number of Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES − 1.1%
BT Group PLC	84,126	$229,751
Deutsche Telekom AG	1,511	54,193
Elisa OYJ	1,281	65,911
Infrastrutture Wireless Italiane SpA	863	10,203
Koninklijke KPN NV	123,488	551,683
KT Corp., ADR	7,688	155,221
NTT, Inc.	301,790	304,766
Orange Polska SA	29,180	68,051
Orange SA	22,669	344,820
Proximus SADP	6,641	55,178
Singapore Telecommunications Ltd.	186,600	556,096
Swisscom AG	180	125,070
Telefonica Brasil SA	33,196	186,802
Telefonica SA	4,873	25,149
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$2,732,894
ELECTRIC UTILITIES − 0.6%
Duke Energy Corp.	4,423	538,014
Edison International	3,758	195,867
EDP SA	12,537	54,189
Enel Americas SA	895,552	89,315
Iberdrola SA	33,160	582,831
TOTAL ELECTRIC UTILITIES		$1,460,216
ELECTRICAL EQUIPMENT − 1.0%
AMETEK, Inc.	940	173,759
Contemporary Amperex Technology Co. Ltd., Class H*	1,966	101,731
Cosel Co. Ltd.	3,434	26,541
Hubbell, Inc.	989	432,668
Legrand SA	1,649	243,569
Schneider Electric SE	2,176	563,134
Siemens Energy AG*	5,570	644,888
Toyo Tanso Co. Ltd.	4,723	151,613
Ushio, Inc.	12,030	147,560
Zumtobel Group AG	1,494	7,741
TOTAL ELECTRICAL EQUIPMENT		$2,493,204
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS − 1.7%
Alps Alpine Co. Ltd.	4,365	46,244
Amphenol Corp., Class A	9,654	1,028,247
CDW Corp.	1,971	343,703
Coherent Corp.*	3,530	379,828
Flex Ltd.*	8,862	441,948
Halma PLC	3,389	145,010
Horiba Ltd.	1,150	84,575
Jabil, Inc.	2,857	637,597
Keyence Corp.	1,542	557,790
Koa Corp.	5,124	35,880
Maruwa Co. Ltd.	265	79,876
Maxell Ltd.	5,031	66,859
Nichicon Corp.	15,251	130,618
Nippon Chemi-Con Corp.*	2,821	23,280
PAX Global Technology Ltd.	25,658	22,227
Shimadzu Corp.	4,415	97,733
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
Yokogawa Electric Corp.	2,030	$54,108
TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$4,175,523
ENTERTAINMENT − 0.9%
Avex, Inc.	3,370	28,512
Live Nation Entertainment, Inc.*	4,308	636,291
NetEase, Inc.	29,164	762,413
Netflix, Inc.*	472	547,237
Nintendo Co. Ltd.	2,720	227,335
Universal Music Group NV	3,038	87,394
TOTAL ENTERTAINMENT		$2,289,182
FINANCIAL SERVICES − 1.3%
Berkshire Hathaway, Inc., Class B*	1,580	745,570
Equitable Holdings, Inc.	6,417	329,513
Fiserv, Inc.*	1,717	238,560
Groupe Bruxelles Lambert NV	748	62,533
Jack Henry & Associates, Inc.	298	50,605
Mastercard, Inc., Class A	1,726	977,727
Mitsubishi HC Capital, Inc.	16,407	121,275
Visa, Inc., Class A	1,810	625,301
TOTAL FINANCIAL SERVICES		$3,151,084
FOOD PRODUCTS − 0.9%
Astral Foods Ltd.	3,910	37,237
China Mengniu Dairy Co. Ltd.	54,963	114,379
Chocoladefabriken Lindt & Spruengli AG	19	279,501
Danone SA	1,839	150,498
General Mills, Inc.	1,153	56,474
Hershey Co. (The)	607	112,981
J.M. Smucker Co. (The)	190	20,395
JDE Peet's NV	259	7,681
Kerry Group PLC, Class A	589	54,406
Kraft Heinz Co. (The)	3,391	93,117
Lotus Bakeries NV	2	16,909
M Dias Branco SA	21,029	90,582
MEIJI Holdings Co. Ltd.	1,112	22,486
Mondelez International, Inc., Class A	4,269	276,162
Nestle SA	4,475	391,012
Nissin Foods Holdings Co. Ltd.	1,765	33,479
Orkla ASA	2,309	24,281
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	285,658	24,089
Tate & Lyle PLC	16,465	116,255
Thai Union Group PCL, Class F	150,648	51,025
Ulker Biskuvi Sanayi AS	21,828	58,837
WH Group Ltd.	119,561	119,697
Yakult Honsha Co. Ltd.	1,088	17,503
TOTAL FOOD PRODUCTS		$2,168,986
GAS UTILITIES − 0.9%
Atmos Energy Corp.	12,350	1,925,612
ENN Energy Holdings Ltd.	7,627	62,160
Kunlun Energy Co. Ltd.	198,193	190,930
Osaka Gas Co. Ltd.	1,002	25,352
TOTAL GAS UTILITIES		$2,204,054
Description	Number of Shares	Value
GROUND TRANSPORTATION − 1.2%
Ayvens SA	10,138	$108,938
Canadian National Railway Co.	3,612	337,269
DiDi Global, Inc., ADR*	42,307	212,804
East Japan Railway Co.	3,125	66,982
Old Dominion Freight Line, Inc.	4,577	683,117
Tokyu Corp.	1,806	20,330
Uber Technologies, Inc.*	14,666	1,286,941
U-Haul Holding Co.	2,372	123,344
West Japan Railway Co.	3,512	76,893
TOTAL GROUND TRANSPORTATION		$2,916,618
HEALTH CARE EQUIPMENT & SUPPLIES − 1.0%
Abbott Laboratories	1,482	187,014
Boston Scientific Corp.*	6,386	670,019
Coloplast A/S, Class B	1,094	99,917
Hoya Corp.	4,151	523,702
IDEXX Laboratories, Inc.*	269	143,729
Koninklijke Philips NV	9,863	257,576
Medtronic PLC	1,577	142,309
Paramount Bed Holdings Co. Ltd.	2,261	37,098
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	141,234	124,202
Siemens Healthineers AG	1,043	56,179
Smith & Nephew PLC	6,192	94,632
Sonova Holding AG	66	17,966
Straumann Holding AG	141	17,179
Stryker Corp.	243	95,433
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$2,466,955
HEALTH CARE PROVIDERS & SERVICES − 1.5%
Alfresa Holdings Corp.	6,195	89,927
BML, Inc.	2,020	46,911
Cencora, Inc.	629	179,944
CVS Health Corp.	1,086	67,441
Elevance Health, Inc.	1,229	347,905
Fresenius SE & Co. KGaA	4,914	234,549
HCA Healthcare, Inc.	1,771	626,916
Labcorp Holdings, Inc.	1,076	279,846
McKesson Corp.	826	572,864
Molina Healthcare, Inc.*	2,856	450,877
Netcare Ltd.	89,419	67,278
Ship Healthcare Holdings, Inc.	9,877	137,825
UnitedHealth Group, Inc.	2,146	535,556
TOTAL HEALTH CARE PROVIDERS & SERVICES		$3,637,839
HEALTH CARE REITS − 0.3%
Alexandria Real Estate Equities, Inc.	272	20,789
Welltower, Inc.	4,150	685,040
TOTAL HEALTH CARE REITS		$705,829
HEALTH CARE TECHNOLOGY − 0.0%**
M3, Inc.	5,817	71,542
HOTELS, RESTAURANTS & LEISURE − 1.5%
Choice Hotels International, Inc.	2,122	271,001
Compass Group PLC	18,688	656,687
Darden Restaurants, Inc.	2,500	504,175
Evolution AB	1,224	108,888
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
FDJ UNITED	917	$28,603
Flutter Entertainment PLC*	1,703	515,778
Galaxy Entertainment Group Ltd.	15,332	74,769
Hyatt Hotels Corp., Class A	2,120	298,856
McDonald's Corp.	1,581	474,411
Meituan, Class B*	33,617	518,628
Starbucks Corp.	825	73,557
Trip.com Group Ltd., ADR	1,494	92,553
Yum China Holdings, Inc.	1,399	64,956
Yum! Brands, Inc.	1,135	163,610
TOTAL HOTELS, RESTAURANTS & LEISURE		$3,846,472
HOUSEHOLD DURABLES − 1.1%
Coway Co. Ltd.	832	64,893
Crest Nicholson Holdings PLC	18,849	45,368
Garmin Ltd.	620	135,631
Nikon Corp.	4,655	45,208
NVR, Inc.*	102	770,048
Rinnai Corp.	4,280	105,639
SEB SA	725	52,959
Sekisui House Ltd.	12,529	262,819
Sony Group Corp.	51,041	1,227,705
TOTAL HOUSEHOLD DURABLES		$2,710,270
HOUSEHOLD PRODUCTS − 1.1%
Henkel AG & Co. KGaA	936	66,559
Kimberly-Clark de Mexico SAB de CV, Class A	48,193	90,230
Procter & Gamble Co. (The)	841	126,545
Reckitt Benckiser Group PLC	31,469	2,358,469
Unicharm Corp.	13,199	91,300
TOTAL HOUSEHOLD PRODUCTS		$2,733,103
INDUSTRIAL CONGLOMERATES − 0.7%
3M Co.	118	17,608
CK Hutchison Holdings Ltd.	20,600	134,086
DCC PLC	1,579	98,894
Hikari Tsushin, Inc.	263	70,710
Hitachi Ltd.	19,000	581,412
Honeywell International, Inc.	2,632	585,225
Sekisui Chemical Co. Ltd.	7,043	122,162
Smiths Group PLC	3,086	95,593
TOTAL INDUSTRIAL CONGLOMERATES		$1,705,690
INDUSTRIAL REITS − 0.1%
LaSalle Logiport REIT	203	193,213
INSURANCE − 6.5%
Admiral Group PLC	228	10,277
Ageas SA	4,076	277,137
AIA Group Ltd.	209,870	1,956,864
Allianz SE	902	356,451
American International Group, Inc.	4,995	387,762
Aon PLC, Class A	1,334	474,517
Arthur J. Gallagher & Co.	3,315	952,234
Aviva PLC	753	6,434
AXA SA	12,465	605,415
Baloise Holding AG	57	13,661
Beazley PLC	38,436	452,881
Brown & Brown, Inc.	985	89,999
Description	Number of Shares	Value
China Pacific Insurance Group Co. Ltd., Class H	100,874	$406,262
China Reinsurance Group Corp., Class H	572,399	99,359
Dai-ichi Life Holdings, Inc.	43,068	340,762
Erie Indemnity Co., Class A	68	24,224
Gjensidige Forsikring ASA	1,045	27,487
Globe Life, Inc.	8,055	1,131,486
Intact Financial Corp.	7,839	1,620,301
Japan Post Insurance Co. Ltd.	6,810	174,367
Markel Group, Inc.*	349	700,893
Marsh & McLennan Cos., Inc.	1,455	289,836
MS&AD Insurance Group Holdings, Inc.	13,384	285,964
Muenchener Rueckversicherungs AG	278	181,999
NN Group NV	3,358	226,113
Old Mutual Ltd.	191,186	134,086
PICC Property & Casualty Co. Ltd., Class H	221,763	460,288
Progressive Corp. (The)	2,484	601,227
Prudential PLC	94,460	1,198,337
Sampo OYJ, Class A	65,302	700,931
Swiss Life Holding AG	22	22,788
Swiss Re AG	9	1,611
T&D Holdings, Inc.	20,612	503,319
Talanx AG	4,096	542,913
Tokio Marine Holdings, Inc.	15,491	622,009
Tongyang Life Insurance Co. Ltd.*	3,643	22,101
Tryg A/S	3,052	73,620
Zurich Insurance Group AG	314	214,181
TOTAL INSURANCE		$16,190,096
INTERACTIVE MEDIA & SERVICES − 3.3%
Alphabet, Inc., Class A	17,349	3,329,273
Alphabet, Inc., Class C	3,602	694,682
Baidu, Inc., Class A*	12,725	139,229
Meta Platforms, Inc., Class A	2,387	1,846,201
Scout24 SE	675	90,208
Tencent Holdings Ltd.	30,675	2,147,625
TOTAL INTERACTIVE MEDIA & SERVICES		$8,247,218
IT SERVICES − 1.0%
Accenture PLC, Class A	1,599	427,093
Alten SA	1,149	93,385
BIPROGY, Inc.	1,883	75,932
Capgemini SE	1,749	260,385
Cognizant Technology Solutions Corp., Class A	6,818	489,260
Future Corp.	11,387	177,972
GoDaddy, Inc., Class A*	48	7,756
International Business Machines Corp.	1,474	373,143
Nomura Research Institute Ltd.	2,323	91,922
Obic Co. Ltd.	5,336	189,975
Otsuka Corp.	4,250	80,526
SCSK Corp.	2,915	90,700
TechMatrix Corp.	7,534	107,182
TOTAL IT SERVICES		$2,465,231
LEISURE PRODUCTS − 0.2%
Bandai Namco Holdings, Inc.	3,570	115,443
Roland Corp.	3,717	77,692
Sega Sammy Holdings, Inc.	8,970	183,367
Shimano, Inc.	458	50,103
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
Spin Master Corp.	3,728	$61,344
TOTAL LEISURE PRODUCTS		$487,949
LIFE SCIENCES TOOLS & SERVICES − 0.7%
Agilent Technologies, Inc.	628	72,101
Danaher Corp.	810	159,700
ICON PLC*	3,697	625,495
Mettler-Toledo International, Inc.*	84	103,629
QIAGEN NV	8,647	428,767
Thermo Fisher Scientific, Inc.	294	137,498
WuXi AppTec Co. Ltd., Class H	9,313	124,228
TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,651,418
MACHINERY − 3.0%
Alfa Laval AB	975	42,361
Amada Co. Ltd.	6,100	68,783
Atlas Copco AB, Class A	13,178	200,680
Atlas Copco AB, Class B	7,147	96,722
Bodycote PLC	3,775	31,685
Daimler Truck Holding AG	4,524	220,071
Deere & Co.	1,229	644,451
Dover Corp.	557	100,895
Duerr AG	2,279	58,576
Fuji Corp.	8,741	164,034
Graco, Inc.	2,853	239,595
Hino Motors Ltd.*	13,132	31,916
IDEX Corp.	1,476	241,341
Kone OYJ, Class B	8,747	537,140
Kubota Corp.	14,550	163,167
MISUMI Group, Inc.	17,591	253,311
Nachi-Fujikoshi Corp.	2,033	43,485
Nordson Corp.	221	47,340
OKUMA Corp.	4,210	114,538
OSG Corp.	12,595	162,971
PACCAR, Inc.	12,175	1,202,403
Parker-Hannifin Corp.	662	484,518
Rational AG	46	35,510
Schindler Holding AG	211	74,004
Schindler Holding AG	367	132,720
SKF AB, Class B	7,826	182,287
SMC Corp.	496	172,595
Snap-on, Inc.	212	68,092
Spirax Group PLC	663	55,406
Sumitomo Heavy Industries Ltd.	3,770	83,493
Tadano Ltd.	7,790	56,048
Techtronic Industries Co. Ltd.	33,200	396,994
THK Co. Ltd.	5,389	151,479
Tsubakimoto Chain Co.	3,695	51,862
VAT Group AG	201	70,388
Volvo AB, Class B	14,718	422,698
Westinghouse Air Brake Technologies Corp.	1,850	355,293
TOTAL MACHINERY		$7,458,852
MARINE TRANSPORTATION − 0.0%**
Kuehne + Nagel International AG	435	88,687
MEDIA − 0.6%
Dentsu Group, Inc.	5,930	116,943
Description	Number of Shares	Value
Hakuhodo DY Holdings, Inc.	11,060	$87,036
Havas NV*	53,535	85,995
Megacable Holdings SAB de CV	24,067	66,390
Metropole Television SA	3,117	45,531
Nippon Television Holdings, Inc.	4,429	95,790
Omnicom Group, Inc.	4,716	339,788
Publicis Groupe SA	2,216	202,502
RTL Group SA	1,525	60,111
Television Francaise 1 SA	7,187	68,718
TV Asahi Holdings Corp.	4,769	89,608
WPP PLC	21,711	117,552
TOTAL MEDIA		$1,375,964
METALS & MINING − 0.5%
Anglo American PLC	3,298	92,800
ARE Holdings, Inc.	12,030	141,803
Barrick Mining Corp.	7,291	153,913
Dowa Holdings Co. Ltd.	3,140	102,544
Endeavour Mining PLC	3,515	105,531
Ferrexpo PLC*	34,721	21,110
Fresnillo PLC	3,451	63,632
Maruichi Steel Tube Ltd.	2,347	56,740
Neturen Co. Ltd.	3,465	27,344
Norsk Hydro ASA	3,180	18,848
Outokumpu OYJ	17,619	66,295
Rio Tinto PLC	3,536	210,602
Valterra Platinum Ltd.*	383	17,096
Yamato Kogyo Co. Ltd.	1,868	104,820
TOTAL METALS & MINING		$1,183,078
MULTI-UTILITIES − 1.4%
Engie SA	76,651	1,722,980
National Grid PLC	37,138	521,866
Sempra	13,903	1,135,597
TOTAL MULTI-UTILITIES		$3,380,443
OFFICE REITS − 0.1%
Gecina SA*	415	40,783
Nippon Building Fund, Inc.	142	130,261
TOTAL OFFICE REITS		$171,044
OIL, GAS & CONSUMABLE FUELS − 3.2%
BP PLC	59,729	320,164
Chevron Corp.	801	121,464
Coterra Energy, Inc.	50,567	1,233,329
Enbridge, Inc.	8,340	377,696
Eni SpA	31,856	543,698
EQT Corp.	2,706	145,447
Equinor ASA	23,977	615,911
Exxon Mobil Corp.	4,452	497,021
OMV AG	1,326	67,531
ONEOK, Inc.	1,693	139,012
Shell PLC	20,696	743,672
Targa Resources Corp.	2,802	466,281
TotalEnergies SE	23,948	1,424,080
Ultrapar Participacoes SA	24,154	73,287
Williams Cos., Inc. (The)	19,025	1,140,549
TOTAL OIL, GAS & CONSUMABLE FUELS		$7,909,142
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
PAPER & FOREST PRODUCTS − 0.1%
Mondi PLC	8,749	$118,271
UPM-Kymmene OYJ	4,414	114,401
TOTAL PAPER & FOREST PRODUCTS		$232,672
PASSENGER AIRLINES − 0.1%
easyJet PLC	22,230	144,145
Japan Airlines Co. Ltd.	3,907	77,584
TOTAL PASSENGER AIRLINES		$221,729
PERSONAL CARE PRODUCTS − 1.0%
Beiersdorf AG	880	109,351
Kao Corp.	9,693	436,151
Kenvue, Inc.	1,464	31,388
L'Oreal SA	166	73,452
Natura Cosmeticos SA*	58,770	95,299
Unilever PLC, ADR	6,747	394,227
Unilever PLC	17,049	989,191
Unilever PLC	5,969	348,916
TOTAL PERSONAL CARE PRODUCTS		$2,477,975
PHARMACEUTICALS − 4.5%
Almirall SA	5,522	66,469
Astellas Pharma, Inc.	28,114	291,504
AstraZeneca PLC	10,059	1,467,524
Chugai Pharmaceutical Co. Ltd.	9,353	448,354
Daiichi Sankyo Co. Ltd.	13,864	340,111
Eisai Co. Ltd.	2,279	63,915
Eli Lilly & Co.	1,445	1,069,401
Genomma Lab Internacional SAB de CV, Class B	67,017	77,372
GSK PLC	29,030	533,978
Haleon PLC	86,816	407,226
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class H*	32,882	330,286
Johnson & Johnson	4,626	762,087
Kissei Pharmaceutical Co. Ltd.	563	16,587
Kyowa Kirin Co. Ltd.	4,379	74,748
Merck & Co., Inc.	15,480	1,209,298
Merck KGaA	2,601	325,085
Novartis AG, ADR	2,510	285,487
Novartis AG	8,500	968,040
Novo Nordisk A/S, Class B	2,001	93,063
Ono Pharmaceutical Co. Ltd.	7,741	86,566
Otsuka Holdings Co. Ltd.	6,377	303,607
Pfizer, Inc.	16,904	393,694
Roche Holding AG	1,342	418,802
Sanofi SA	6,075	545,357
Shionogi & Co. Ltd.	14,391	240,680
Takeda Pharmaceutical Co. Ltd.	11,423	313,787
TOTAL PHARMACEUTICALS		$11,133,028
PROFESSIONAL SERVICES − 1.6%
Adecco Group AG	3,305	104,068
Automatic Data Processing, Inc.	490	151,655
dip Corp.	14,858	240,500
en Japan, Inc.	5,716	66,362
Experian PLC	10,285	541,924
Description	Number of Shares	Value
Hays PLC	56,618	$47,593
Intertek Group PLC	1,453	94,474
Open Up Group, Inc.	11,163	136,793
Pagegroup PLC	8,708	30,459
Paychex, Inc.	1,319	190,371
Persol Holdings Co. Ltd.	140,289	268,155
Randstad NV	2,887	137,218
Recruit Holdings Co. Ltd.	1,583	93,921
RELX PLC	5,054	262,611
SGS SA	500	50,807
SIGMAXYZ Holdings, Inc.	13,768	109,626
SThree PLC	5,184	14,459
TechnoPro Holdings, Inc.	1,265	40,063
Transcosmos, Inc.	2,050	48,828
TransUnion	14,020	1,334,564
Wolters Kluwer NV	584	90,963
TOTAL PROFESSIONAL SERVICES		$4,055,414
REAL ESTATE MANAGEMENT & DEVELOPMENT − 0.5%
CK Asset Holdings Ltd.	24,763	113,469
Daito Trust Construction Co. Ltd.	2,379	243,557
Daiwa House Industry Co. Ltd.	3,968	131,186
KE Holdings, Inc., ADR	9,824	180,958
Mitsubishi Estate Co. Ltd.	23,304	436,307
Relo Group, Inc.	4,600	52,823
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$1,158,300
RESIDENTIAL REITS − 0.0%**
AvalonBay Communities, Inc.	23	4,285
Camden Property Trust	427	46,628
Equity Residential	162	10,238
UDR, Inc.	1,248	49,034
TOTAL RESIDENTIAL REITS		$110,185
RETAIL REITS − 0.2%
Simon Property Group, Inc.	3,675	601,928
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT − 5.4%
ams-OSRAM AG*	3,416	45,026
Analog Devices, Inc.	2,217	498,005
ASM Pacific Technology Ltd.	13,303	112,539
ASML Holding NV	485	336,141
Broadcom, Inc.	6,003	1,763,081
Disco Corp.	831	245,583
MediaTek, Inc.	12,864	582,541
Miraial Co. Ltd.	1,290	9,319
NVIDIA Corp.	33,139	5,894,434
NXP Semiconductors NV	1,944	415,569
Optorun Co. Ltd.	10,235	110,320
QUALCOMM, Inc.	2,893	424,577
Rohm Co. Ltd.	19,134	240,780
Taiwan Semiconductor Manufacturing Co. Ltd.	16,094	619,607
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,179	1,009,730
Texas Instruments, Inc.	2,043	369,905
Tokyo Electron Ltd.	3,460	550,067
Tokyo Seimitsu Co. Ltd.	1,200	74,652
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
Ulvac, Inc.	3,143	$115,448
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$13,417,324
SOFTWARE − 5.1%
Cadence Design Systems, Inc.*	786	286,552
Constellation Software, Inc.	772	2,663,378
Dassault Systemes SE	3,765	123,685
Intuit, Inc.	691	542,525
Lumine Group, Inc.*	984	38,171
Microsoft Corp.	11,599	6,188,066
Nemetschek SE	520	77,476
Oracle Corp.	1,049	266,205
PTC, Inc.*	5,016	1,077,487
Roper Technologies, Inc.	441	242,726
Sage Group PLC (The)	6,463	103,774
Salesforce, Inc.	1,472	380,262
Synopsys, Inc.*	736	466,234
Topicus.com, Inc.*	439	60,198
Trend Micro, Inc.	799	48,722
Tyler Technologies, Inc.*	170	99,375
TOTAL SOFTWARE		$12,664,836
SPECIALIZED REITS − 0.7%
American Tower Corp.	3,879	808,345
Lamar Advertising Co., Class A	6,939	848,293
Public Storage	683	185,735
TOTAL SPECIALIZED REITS		$1,842,373
SPECIALTY RETAIL − 1.2%
ABC-Mart, Inc.	5,730	107,228
Adastria Co. Ltd.	3,383	67,184
Home Depot, Inc. (The)	906	332,964
Industria de Diseno Textil SA	12,998	620,876
Kingfisher PLC	32,076	114,056
Lojas Renner SA	46,322	134,014
Lowe's Cos., Inc.	1,848	413,157
O'Reilly Automotive, Inc.*	10,452	1,027,641
Shimamura Co. Ltd.	1,200	86,888
Xebio Holdings Co. Ltd.	4,218	31,181
ZOZO, Inc.	7,561	74,849
TOTAL SPECIALTY RETAIL		$3,010,038
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS − 1.7%
Apple, Inc.	18,673	3,875,955
Canon, Inc.	3,515	99,835
FUJIFILM Holdings Corp.	843	17,486
HP, Inc.	3,197	79,285
Quadient SA	2,316	42,573
TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$4,115,134
TEXTILES, APPAREL & LUXURY GOODS − 0.2%
Burberry Group PLC*	7,023	119,130
Deckers Outdoor Corp.*	446	47,352
Hermes International SCA	63	154,066
LVMH Moet Hennessy Louis Vuitton SE	179	96,089
Swatch Group AG - BR (The)	728	128,752
Yue Yuen Industrial Holdings Ltd.	36,401	56,934
TOTAL TEXTILES, APPAREL & LUXURY GOODS		$602,323
Description	Number of Shares	Value
TOBACCO − 1.4%
British American Tobacco PLC	26,820	$1,436,945
Japan Tobacco, Inc.	7,187	205,258
Philip Morris International, Inc.	11,284	1,851,140
TOTAL TOBACCO		$3,493,343
TRADING COMPANIES & DISTRIBUTORS − 1.8%
AerCap Holdings NV	7,244	776,919
Bunzl PLC	2,369	70,306
Fastenal Co.	9,784	451,336
ITOCHU Corp.	25,368	1,330,618
Marubeni Corp.	10,612	217,268
MonotaRO Co. Ltd.	2,386	42,487
RS Group PLC	141,975	1,044,788
Sumitomo Corp.	4,668	119,313
Toyota Tsusho Corp.	7,480	171,429
Travis Perkins PLC	12,600	90,273
WW Grainger, Inc.	176	182,959
TOTAL TRADING COMPANIES & DISTRIBUTORS		$4,497,696
WATER UTILITIES − 0.1%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	13,300	256,616
WIRELESS TELECOMMUNICATION SERVICES − 1.1%
America Movil SAB de CV, Series B	183,294	165,756
Empresa Nacional de Telecomunicaciones SA	13,958	45,863
KDDI Corp.	74,026	1,214,886
MTN Group Ltd.	19,681	165,419
SK Telecom Co. Ltd.	3,585	144,804
SoftBank Corp.	151,130	218,358
T-Mobile US, Inc.	3,533	842,303
VEON Ltd., ADR*	1,057	57,829
TOTAL WIRELESS TELECOMMUNICATION SERVICES		$2,855,218
TOTAL COMMON STOCKS (Cost $ 167,595,223)		$230,351,887
EXCHANGE-TRADED FUNDS − 0.2%
EQUITY FUNDS − 0.2%
iShares Core MSCI EAFE ETF	648	53,052
Vanguard Russell 1000 Value ETF	3,645	312,741
TOTAL EXCHANGE-TRADED FUNDS (Cost $ 356,661)		$365,793
PREFERRED STOCKS − 0.2%
CONSUMER DISCRETIONARY − 0.1%
Bayerische Motoren Werke AG 5.52%	504	44,062
Raizen SA 0.75%	190,900	48,411
Volkswagen AG 6.97%	2,064	215,824
TOTAL CONSUMER DISCRETIONARY		$308,297
CONSUMER STAPLES − 0.1%
Henkel AG & Co. KGaA 2.96%	1,135	87,462
FINANCIALS − 0.0%**
Banco do Estado do Rio Grande do Sul SA 10.11%	24,900	48,514
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)
Description	Number of Shares	Value
MATERIALS − 0.0%**
Fuchs SE 2.92%	1,387	$63,470
TOTAL PREFERRED STOCKS (Cost $ 539,944)		$507,743
WARRANTS − 0.0%**
Constellation Software, Inc., Expire 03/31/40*,(1)	905	—
TOTAL WARRANTS (Cost $ —)		$—
MONEY MARKET FUND − 2.8%
Dreyfus Government Cash Management Fund, Institutional Shares 4.20%^	6,973,188	6,973,188
TOTAL MONEY MARKET FUND (Cost $ 6,973,188)		$6,973,188
TOTAL INVESTMENTS – 95.9% (COST $ 175,465,016)		$238,198,611
OTHER ASSETS LESS LIABILITIES – 4.1%		10,269,168
TOTAL NET ASSETS – 100.0%		$248,467,779
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The following is a summary of the inputs used as of July 31, 2025 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Common Stocks
Aerospace & Defense	$1,155,874	$2,180,494	$—	$3,336,368
Air Freight & Logistics	729,560	711,210	—	1,440,770
Automobile Components	69,046	1,977,010	—	2,046,056
Automobiles	554,270	2,757,446	—	3,311,716
Banks	7,290,857	12,316,820	— (a)	19,607,677
Beverages	1,722,521	1,600,742	—	3,323,263
Biotechnology	892,765	185,918	—	1,078,683
Broadline Retail	4,808,458	837,381	—	5,645,839
Building Products	654,040	933,541	—	1,587,581
Capital Markets	7,039,212	3,780,270	—	10,819,482
Chemicals	1,518,796	3,992,805	—	5,511,601
Commercial Services & Supplies	2,698,360	904,532	—	3,602,892
Communications Equipment	1,329,025	317,408	—	1,646,433
Construction & Engineering	—	669,921	—	669,921
Construction Materials	396,774	531,733	—	928,507
Consumer Finance	1,205,800	14,192	—	1,219,992
Consumer Staples Distribution & Retail	3,400,615	624,543	—	4,025,158
Containers & Packaging	1,263,652	—	—	1,263,652
Distributors	73,075	—	—	73,075
Diversified REITs	—	195,293	—	195,293
Diversified Telecommunication Services	342,023	2,390,871	—	2,732,894
Electric Utilities	823,196	637,020	—	1,460,216
Electrical Equipment	708,158	1,785,046	—	2,493,204
Electronic Equipment, Instruments & Components	2,831,323	1,344,200	—	4,175,523
Entertainment	1,183,528	1,105,654	—	2,289,182
Financial Services	2,967,276	183,808	—	3,151,084
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Global Alpha Equities Fund (continued)
	Level 1	Level 2	Level 3	Total
Food Products	$649,711	$1,519,275	$—	$2,168,986
Gas Utilities	1,925,612	278,442	—	2,204,054
Ground Transportation	2,643,475	273,143	—	2,916,618
Health Care Equipment & Supplies	1,238,504	1,228,451	—	2,466,955
Health Care Providers & Services	3,061,349	576,490	—	3,637,839
Health Care REITs	705,829	—	—	705,829
Health Care Technology	—	71,542	—	71,542
Hotels, Restaurants & Leisure	1,878,163	1,968,309	—	3,846,472
Household Durables	905,679	1,804,591	—	2,710,270
Household Products	216,775	2,516,328	—	2,733,103
Industrial Conglomerates	602,833	1,102,857	—	1,705,690
Industrial REITs	—	193,213	—	193,213
Insurance	6,272,479	9,917,617	—	16,190,096
Interactive Media & Services	5,870,156	2,377,062	—	8,247,218
IT Services	1,297,252	1,167,979	—	2,465,231
Leisure Products	61,344	426,605	—	487,949
Life Sciences Tools & Services	1,098,423	552,995	—	1,651,418
Machinery	3,383,928	4,074,924	—	7,458,852
Marine Transportation	—	88,687	—	88,687
Media	406,178	969,786	—	1,375,964
Metals & Mining	276,540	906,538	—	1,183,078
Multi-Utilities	1,135,597	2,244,846	—	3,380,443
Office REITs	—	171,044	—	171,044
Oil, Gas & Consumable Fuels	4,194,086	3,715,056	—	7,909,142
Paper & Forest Products	—	232,672	—	232,672
Passenger Airlines	—	221,729	—	221,729
Personal Care Products	520,914	1,957,061	—	2,477,975
Pharmaceuticals	4,127,625	7,005,403	—	11,133,028
Professional Services	1,676,590	2,378,824	—	4,055,414
Real Estate Management & Development	180,958	977,342	—	1,158,300
Residential REITs	110,185	—	—	110,185
Retail REITs	601,928	—	—	601,928
Semiconductors & Semiconductor Equipment	10,375,301	3,042,023	—	13,417,324
Software	12,311,179	353,657	—	12,664,836
Specialized REITs	1,842,373	—	—	1,842,373
Specialty Retail	1,907,776	1,102,262	—	3,010,038
Technology Hardware, Storage & Peripherals	3,955,240	159,894	—	4,115,134
Textiles, Apparel & Luxury Goods	47,352	554,971	—	602,323
Tobacco	1,851,140	1,642,203	—	3,493,343
Trading Companies & Distributors	1,411,214	3,086,482	—	4,497,696
Water Utilities	256,616	—	—	256,616
Wireless Telecommunication Services	1,111,751	1,743,467	—	2,855,218
Exchange-Traded Funds	365,793	—	—	365,793
Preferred Stocks	96,925	410,818	—	507,743
Warrants	—	—	— (a)	—
Money Market Fund	6,973,188	—	—	6,973,188
Total Investments in Securities	$133,206,165	$104,992,446	$—	$238,198,611
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$1,385,979	$—	$1,385,979
Financial Futures Contracts	904,671	—	—	904,671
Total Assets - Other Financial Instruments	$904,671	$1,385,979	$—	$2,290,650
Liabilities
Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$(1,675)	$—	$(1,675)
July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)
	Level 1	Level 2	Level 3	Total
Financial Futures Contracts	$(2,848,389)	$—	$—	$(2,848,389)
Total Liabilities - Other Financial Instruments	$(2,848,389)	$(1,675)	$—	$(2,850,064)

(a)	Includes internally fair valued securities currently priced at zero ($0).
!
Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Represents less than 0.05%.
^	7-Day net yield.
(1)
The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the
Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:
ADR	American Depositary Receipt
CAD	Canadian Dollar
CHF	Swiss Franc
EAFE	Europe, Australasia and Far East
ETF	Exchange-Traded Fund
EUR	Euro
FTSE	Financial Times Stock Exchange
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HSCE	Hang Seng China Enterprises
JPY	Japanese Yen
LLC	Limited Liability Corporation
MSCI	Morgan Stanley Capital International
NVDR	Non-Voting Depositary Receipt
OYJ	Public Limited Company
PCL	Public Company Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standards & Poor's
SCA	Limited Partnership With Share Capital
SpA	Societa per Azioni
SPI	Share Price Index
STOXX	Stock Index of the Eurozone
TOPIX	Tokyo Stock Price Index
TSX	Toronto Stock Exchange
At July 31, 2025, the country allocations of the Fund’s investments were as follows:

% of Net Assets
United States	45.9%
Japan	12.7%
United Kingdom	6.6%
France	4.1%
China	3.8%
Canada	2.8%
Germany	2.0%
Hong Kong	1.9%
Netherlands	1.6%
 July 31, 2025 (unaudited)

PORTFOLIO OF INVESTMENTS
Wilmington Global Alpha Equities Fund (concluded)
% of Net Assets
Italy	1.4%
Switzerland	1.3%
Other Countries	9.0%
Other	6.9%
100.0%
At July 31, 2025, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)
CONTRACTS SOLD
9/17/2025	BMO Capital Markets	867,000 EUR	$1,010,456	$992,642	$17,814	$—
9/17/2025	HSBC Securities, Inc.	50,530,000 HKD	6,484,299	6,464,855	19,444	—
9/17/2025	Deutsche Bank AG	9,688,000 EUR	11,139,165	11,091,944	47,221	—
9/17/2025	Goldman Sachs & Co.	390,000 CHF	481,402	483,077	—	(1,675)
9/17/2025	State Street Bank & Trust	2,645,800,000 JPY	18,505,344	17,641,318	864,026	—
9/17/2025	NatWest Bank	5,860,000 HKD	752,016	749,734	2,282	—
9/17/2025	UBS Securities LLC	9,286,000 GBP	12,609,367	12,269,429	339,938	—
9/17/2025	UBS Securities LLC	203,500,000 JPY	1,378,389	1,356,871	21,518	—
9/17/2025	RBC Capital Markets Corp.	6,970,000 CAD	5,115,957	5,042,221	73,736	—
UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$1,385,979	$(1,675)
At July 31, 2025, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation	Unrealized (Depreciation)
LONG POSITIONS:
EXCHANGE-TRADED:
SPI 200 Index	September 2025	22	$3,013,617	$3,076,141	$62,524	$—
SHORT POSITIONS:
EXCHANGE-TRADED:
E-mini Russell 2000 Index	September 2025	49	5,286,985	5,439,490	—	(152,505)
E-mini S&P 500 Index	September 2025	76	23,197,647	24,222,150	—	(1,024,503)
E-Mini S&P Mid 400 Index	September 2025	16	4,849,666	5,064,160	—	(214,494)
Euro STOXX 50 Index	September 2025	182	11,030,541	11,091,095	—	(60,554)
FTSE 100 Index	September 2025	89	10,408,405	10,724,153	—	(315,748)
HSCE Index	August 2025	102	5,976,484	5,772,420	204,064	—
MSCI EAFE Index	September 2025	241	32,129,553	31,491,470	638,083	—
S&P TSX 60 Index	September 2025	23	5,242,744	5,382,491	—	(139,747)
TOPIX Index	September 2025	87	16,072,624	17,013,462	—	(940,838)
UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$904,671	$(2,848,389)
For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual financial statements.

July 31, 2025 (unaudited)